Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 18,605,459		$ 18,605,459		$ 12,028,388	$ 5,488,822	[1]
Working capital deficit	2,571,670		2,571,670		(1,112,923)
Net loss	$ (1,221,361)	$ 470,294	(6,583,421)	$ (1,905,189)	(6,539,566)	(2,061,983)	[1]
Net cash used in operations			$ (3,786,881)	$ (596,727)	$ (1,343,382)	$ 2,370,383

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis